RAI Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statements of Cash Flows
Net cash flows from operating activities	$ 1,420	$ 1,265	$ 1,454
Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments		4	19
Proceeds from settlement of long-term investments	2	13	6
Capital expenditures	(190)	(174)	(141)
Net proceeds from sale of business	202
Acquisition, net of cash acquired			(43)
Proceeds from termination of joint venture	32	28	24
Other, net	14	3	12
Net cash flows from (used in) investing activities	60	(126)	(123)
Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,212)	(1,049)	(991)
Repurchase of common stock	(282)	(5)	(5)
Repayments of long-term debt	(400)	(300)	(200)
Proceeds from termination of interest rate swaps	186
Other, net	(6)	5	4
Net cash flows used in financing activities	(1,714)	(1,349)	(1,192)
Effect of exchange rate changes on cash and cash equivalents	(5)	(11)	6
Net cash flows related to discontinued operations, net of tax benefit		(307)
Net change in cash and cash equivalents	(239)	(528)	145
Cash and cash equivalents at beginning of year	2,195	2,723	2,578
Cash and cash equivalents at end of year	1,956	2,195	2,723
RAI [Member]
Condensed Consolidating Statements of Cash Flows
Net cash flows from operating activities	641	442	678
Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments			1
Net proceeds from sale of business	79
Return of intercompany investments	1,040	897	610
Other, net	40	40	40
Net cash flows from (used in) investing activities	1,159	937	651
Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,212)	(1,049)	(991)
Repurchase of common stock	(282)	(5)	(5)
Repayments of long-term debt	(400)	(300)	(189)
Proceeds from termination of interest rate swaps	185
Dividends paid on preferred stock	(43)	(43)	(43)
Other, net	(47)	(16)	(12)
Net cash flows used in financing activities	(1,799)	(1,413)	(1,240)
Net change in cash and cash equivalents	1	(34)	89
Cash and cash equivalents at beginning of year	327	361	272
Cash and cash equivalents at end of year	328	327	361
Guarantors [Member]
Condensed Consolidating Statements of Cash Flows
Net cash flows from operating activities	1,571	1,153	1,630
Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments		4	18
Proceeds from settlement of long-term investments	2	13	6
Capital expenditures	(190)	(171)	(137)
Net proceeds from sale of business	123
Contributions to intercompany investments		(75)
Other, net	58	26	29
Net cash flows from (used in) investing activities	(7)	(203)	(84)
Cash flows from (used in) financing activities:
Dividends paid on common stock	(740)	(300)	(840)
Repayments of long-term debt			(11)
Proceeds from termination of interest rate swaps	1
Distribution of equity	(1,040)	(897)	(610)
Other, net	(40)	(40)	(40)
Net cash flows used in financing activities	(1,819)	(1,237)	(1,501)
Net cash flows related to discontinued operations, net of tax benefit		(233)
Net change in cash and cash equivalents	(255)	(520)	45
Cash and cash equivalents at beginning of year	1,616	2,136	2,091
Cash and cash equivalents at end of year	1,361	1,616	2,136
Non-Guarantors [Member]
Condensed Consolidating Statements of Cash Flows
Net cash flows from operating activities	(3)	13	29
Cash flows from (used in) investing activities:
Capital expenditures		(3)	(4)
Acquisition, net of cash acquired			(43)
Proceeds from termination of joint venture	32	28	24
Net cash flows from (used in) investing activities	32	25	(23)
Cash flows from (used in) financing activities:
Dividends paid on common stock	(6)
Receipt of equity		75
Other, net	(3)	(2)	(1)
Net cash flows used in financing activities	(9)	73	(1)
Effect of exchange rate changes on cash and cash equivalents	(5)	(11)	6
Net cash flows related to discontinued operations, net of tax benefit		(74)
Net change in cash and cash equivalents	15	26	11
Cash and cash equivalents at beginning of year	252	226	215
Cash and cash equivalents at end of year	267	252	226
Eliminations [Member]
Condensed Consolidating Statements of Cash Flows
Net cash flows from operating activities	(789)	(343)	(883)
Cash flows from (used in) investing activities:
Return of intercompany investments	(1,040)	(897)	(610)
Contributions to intercompany investments		75
Other, net	(84)	(63)	(57)
Net cash flows from (used in) investing activities	(1,124)	(885)	(667)
Cash flows from (used in) financing activities:
Dividends paid on common stock	746	300	840
Dividends paid on preferred stock	43	43	43
Receipt of equity		(75)
Distribution of equity	1,040	897	610
Other, net	84	63	57
Net cash flows used in financing activities	$ 1,913	$ 1,228	$ 1,550